Intangible Assets (Tables)	2 Months Ended
Dec. 31, 2014
KSix Media, Inc. and Subsidiaries [Member]
Schedule of Intangible Assets
Cost	$1,143,162
Accumulated amortization	(8,352)
Balance	$1,134,810

Amortization expense	$8,352